Expense Example {- Consumer Discretionary Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-21 - Consumer Discretionary Portfolio - VIP Consumer Discretionary Portfolio-Initial VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835